Long-Term Debt - Additional Information - NOK Bonds (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 NOK	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Carrying amount of bonds	$ 2,015,472,000		$ 1,924,124,000
Norwegian Kroner denominated bonds due May 2017 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | NOK		NOK 700,000,000
Carrying amount of bonds	$ 79,158,000		93,934,000
Reference rate for the variable rate of the debt instrument	NIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	5.25%
Norwegian Kroner denominated bonds due May 2017 [Member] | Foreign Exchange Contract [Member]
Debt Instrument [Line Items]
Fixed Interest Payment on Cross Currency Rate Swap	6.88%	6.88%
Transfer of principal amount	$ 125,000,000	NOK 700,000,000
Norwegian Kroner denominated bonds due September 2018 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | NOK		NOK 900,000,000
Carrying amount of bonds	$ 101,775,000		$ 120,773,000
Reference rate for the variable rate of the debt instrument	NIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	4.35%
Norwegian Kroner denominated bonds due September 2018 [Member] | Foreign Exchange Contract [Member]
Debt Instrument [Line Items]
Fixed Interest Payment on Cross Currency Rate Swap	6.43%	6.43%
Transfer of principal amount	$ 150,000,000	NOK 900,000,000
Norwegian Kroner denominated bonds due May 2020 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | NOK		NOK 1,000,000,000
Carrying amount of bonds	$ 113,083,000
Reference rate for the variable rate of the debt instrument	NIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	3.70%
Norwegian Kroner denominated bonds due May 2020 [Member] | Foreign Exchange Contract [Member]
Debt Instrument [Line Items]
Fixed Interest Payment on Cross Currency Rate Swap	5.92%	5.92%
Transfer of principal amount	$ 134,000,000	NOK 1,000,000,000